UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/01

Check here if Amendment [  ]; Amendment Number:  ___
  This Amendment (check only one.): [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harold I. Pratt
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:


Harold I. Pratt          Boston, Massachusetts     5/9/2001
[Signature]              [City, State]            [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
      reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-3162                 James R. Nichols
      28-271                  Bank of New York
      28-380                  United States Trust Company


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     29

Form 13F Information Table Value Total:     $38,368
                                            (thousands)


List of other Included Managers:  NONE


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                                        Form 13F INFORMATION TABLE

                                          VALUE     SHS/ SH    INVSTMNT   OTHER  VOTING AUTH
NAME OF ISSUER        CLASS   CUSIP       X$1000)   PRN AMT   DISCRETION   MGRS  SOLE SHARED NONE

Abbott Laboratories    COM    002824100   679536   14400 SH     Other      N/A        14400
Agilent Technologies   COM    00846U101    83523    2718 SH     Other      N/A         2718
American Int'l Group   COM    026874107  2088095   25939 SH     Other      N/A        25939
Automatic Data Proc.   COM    053015103   931529   17130 SH     Other      N/A        17130
Bemis Co. Inc.         COM    081437105  6555791  198120 SH     Other      N/A       198120
Berkshire Hathaway B   COM    846702207  1581952     727 SH     Other      N/A          727
Cintas Corp.           COM    172908105   590319   14975 SH     Other      N/A        14975
Coca Cola              COM    191216100  2076549   45982 SH     Other      N/A        45982
Disney (Walt) Co.      COM    254687106   386556   13516 SH     Other      N/A        13516
Elec. Data Sys.        COM    285661104   740706   13260 SH     Other      N/A        13260
Exxon                  COM    302290101    62208     768 SH     Other      N/A          768
General Electric       COM    369604103  2588790   61844 SH     Other      N/A        61844
Gillette Co.           COM    375766102   423195   13577 SH     Other      N/A        13577
Hewlett Packard Co.    COM    428236103   447474   14310 SH     Other      N/A        14310
Intel Corp.            COM    458140100   355746   13520 SH     Other      N/A        13520
Interpublic Group      COM    460690100   107344    3125 SH     Other      N/A         3125
Johnson & Johnson      COM    478160104  4046363   46260 SH     Other      N/A        46260
Lucent Technologies    COM    549463107   237591   23830 SH     Other      N/A        23830
Marsh & McLennan       COM    571748102   361114    3800 SH     Other      N/A         3800
McDonalds              COM    580135101  1228444   46269 SH     Other      N/A        46269
Merck                  COM    589331107  4611831   60762 SH     Other      N/A        60762
Microsoft              COM    594918104   933518   17070 SH     Other      N/A        17070
Motorola Inc.          COM    620076109   109089    7650 SH     Other      N/A         7650
Pepsico                COM    713448108   298860    6800 SH     Other      N/A         6800
Procter & Gamble       COM    742718109  1948300   31123 SH     Other      N/A        31123
Raytheon CLB           COM    755111408   678092   23080 SH     Other      N/A        23080
State Street Boston    COM    857473102  1832508   19620 SH     Other      N/A        19620
Sysco                  COM    871829107  2374765   89580 SH     Other      N/A        89580
United Dominion Rlty   COM    910197102     8890     700 SH     Other      N/A          700





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